QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                  REGISTERED MANAGEMENT INVESTMENT COMPANIES


                                   811-10103
               -------------------------------------------------
                       Investment Company Act file number


                         SATUIT CAPITAL MANAGEMENT TRUST
              --------------------------------------------------
              (Exact name of registrant as specified in charter)


            8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
     --------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)


                              Mr. Thomas R. Westle
                                   Blank Rome
                             The Chrysler Building
                              405 Lexington Avenue
                         New York, New York 10174-0208
      ---------------------------------------------------------------------
                    (Name and address of agent for service)

                                 (800) 567-4030
      -------------------------------------------------------------------
              Registrant's telephone number, including area code:

                        Date of fiscal year end: 10/31
                        -------------------------------

                      Date of reporting period: 01/31/07
                      -----------------------------------

ITEM 1. SCHEDULE OF INVESTMENTS.



Satuit Capital Management Trust

QUARTERLY STATEMENTS OF INVESTMENTS JANUARY 31, 2007 (UNAUDITED)
-----------------------------------------------------------------------

CONTENTS:

Satuit Capital Micro Cap Fund

                          SATUIT CAPITAL MICRO CAP FUND
                             SCHEDULE OF INVESTMENTS
                                January 31, 2007
                                   (unaudited)


  Number                                                     Market
of Shares  Security Description                              Value
-------------------------------------------            ------------------

           COMMON STOCKS:                     97.79%

           AEROSPACE/DEFENSE:                  0.96%

    55,100 DUCOMMUN, INC.                             $1,240,301
                                                       ------------------

           BUILDING/CONSTRUCTION:              1.60%

   100,900 STERLING CONSTRUCTION COMPANY,INC.          2,070,468
                                                       ------------------

           COMMERCIAL SERVICES:                1.08%

    41,000 TEAM, INC.                                  1,400,150
                                                       ------------------

           COMPUTER SOFTWARE/STORAGE:          8.09%

   186,900 AMERICAN SOFTWARE CLASS A                   1,315,776

    71,100 COMSYS IT PARTNERS                          1,538,604

    60,000 FARO TECHNOLOGIES                           1,486,800

    75,000 JDA SOFTWARE GROUP                          1,198,260

    91,800 OMNICELL, INC.                              1,902,096

   142,200 SMART MODULAR TECH W                        1,766,124

   250,000 VA SOFTWARE CORP                            1,282,500
                                                       ------------------

                                                      10,490,160
                                                       ------------------

           CONSUMER:                           2.10%

    87,400 ACME UNITED CORP.                           1,258,560

   119,700 COMFORT SYSTEMS USA, INC.                   1,462,734
                                                       ------------------

                                                       2,721,294
                                                       ------------------

           CORRECTIONAL FACILITIES:            0.00%

         1 THE GEO GROUP INC.                                22
                                                       ------------------

           DISTRIBUTION:                       1.11%

   200,000 BELL MICROPRODUCTS                          1,444,000
                                                       ------------------

           ELECTRONIC/EQUIPMENT:               1.01%

    23,900 AMERICAN SCIENCE & ENGINEERING, INC.        1,307,091
                                                       ------------------

           ENERGY:                             3.14%

    40,900 DAWSON GEOPHYSICAL CO.                      1,420,457

    37,512 GULF ISLAND  FABRICATION INC.               1,360,935

   102,000 PIONEER DRILLING CO.                        1,292,340
                                                       ------------------

                                                       4,073,732
                                                       ------------------

           ENTERTAINMENT:                      1.01%

   142,000 NEW FRONTIER MEDIA                          1,304,980
                                                       ------------------

           FINANCIAL:                          8.93%

    52,000 21ST CENTURY HOLDINGS                       1,196,000

   147,258 AMCOMP, INC.                                1,584,496

    61,000 AMERICAN WEST BANCORP                       1,373,110

    95,000 AMERISAFE INC.                              1,570,350

    37,500 CITY BANK LYNNWOOD WA                       1,275,000

    62,090 COLUMBIA BANCORP                            1,544,799

    69,500 WASHINGTON BANKING CO.                      1,082,802

   100,000 WSB FINANCIAL GROUP                         1,945,000
                                                       ------------------

                                                      11,571,557
                                                       ------------------

           FIREARMS & AMMUNITION:              1.01%

   125,503 STURM RUGER & CO., INC.                     1,306,486
                                                       ------------------

           FOOTWEAR/APPAREL:                   1.09%

    91,500 ROCKY BRANDS, INC.                          1,417,335
                                                       ------------------

           HEALTHCARE:                        14.01%

    69,400 ALNYLAM PHARMACEUTICALS, INC.               1,469,892

   253,034 BIOSPHERE MEDICAL INC.                      1,718,101

   108,700 CYNOSURE INC. CLASS A                       2,106,606

   127,424 DIALYSIS CORP                               1,674,351

    82,000 EZ EM INC.                                  1,461,240

   114,800 FIVE STAR QUALITY CARE, INC.                1,392,524

   250,000 HOLLIS-EDEN PHARMACEUTICAL                  1,335,000

    41,000 KENDLE INTERNATIONAL                        1,592,440

   200,200 LANNETT CO. INC.                            1,325,324

    82,400 RES-CARE INC.                               1,431,288

   216,900 STREAMLIN HEALTH                            1,203,795

   118,100 SUN HEALTHCARE GROUP                        1,454,992
                                                       ------------------

                                                      18,165,553
                                                       ------------------

           INDUSTRIAL:                         1.18%

    45,800 DXP ENTERPRISES, INC.                       1,525,140
                                                       ------------------

           INTERNET:                           3.27%

    57,000 IMERGENT, INC.                              1,140,570

   117,493 INTERWOVEN, INC.                            1,844,640

    41,000 TRAVELZOO INC.                              1,252,960
                                                       ------------------

                                                       4,238,170
                                                       ------------------


           MANUFACTURING:                      3.17%

    66,000 COHU INC.                                   1,320,000

    66,900 MAIDENFORM COMMON                           1,339,338

    51,000 RAVEN INDS                                  1,449,930
                                                       ------------------

                                                       4,109,268
                                                       ------------------

           METAL PROCESSOR:                    1.71%

    75,000 DYNAMIC MATERIALS CO.                       2,215,500
                                                       ------------------


           OIL & GAS:                         11.68%

    33,000 ARENA RESOURCES, INC.                       1,406,130

    91,500 BRONCO DRILLING, CO.                        1,452,105

   118,000 EXPLORATION CO.                             1,420,720

    52,800 GULFMARK OFFSHORE, INC.                     1,906,608

    50,000 NATCO GROUP INC. - A                        1,738,000

   100,600 NATURAL GAS SERVICES GROUP                  1,317,860

    62,000 PARALLEL PETROLEUM                          1,219,540

    75,600 SUPERIOR WELL SERVICE                       1,719,144

   193,300 T.G.C. INDUSTRIES                           1,581,194

   107,700 UNION DRILLING INC.                         1,375,329
                                                       ------------------

                                                      15,136,630
                                                       ------------------

           RETAIL:                             3.10%

   235,000 1-800 FLOWERS.COM A                         1,659,100

   135,000 COLLEGIATE PACIFIC                          1,202,850

   143,650 TADY LEATHER FACTOR                         1,163,565
                                                       ------------------

                                                       4,025,515
                                                       ------------------

           SEMI-CONDUCTORS:                    3.18%

   187,500 CHIPMOS TEC                                 1,357,500

    82,500 RUDOLPH TECHNOLOGIES, INC.B119              1,289,475

    80,000 SILICON MOTION ADR                          1,474,400
                                                       ------------------

                                                       4,121,375
                                                       ------------------

           TECH:                               9.67%

   164,100 24/7 REAL MEDIA, INC.                       1,659,051

   127,000 ASPEN TECHNOLOGY INC.                       1,301,750

   155,000 MIPS TECHNOLOGY INC.                        1,289,600

    93,000 NCI, INC.                                   1,321,530

   181,628 RADIANT SYSTEMS                             2,048,764

    55,000 RIMAGE CORP                                 1,332,650

    86,109 TESSCO TECHNOLOGIES, INC.                   1,924,525

    79,047 UNIVERSAL ELECTRONICS, INC.                 1,650,501
                                                       ------------------

                                                      12,528,371
                                                       ------------------

           TELECOMMUNICATIONS:                 9.97%

    60,400 CHINA MED TECH ADR                          1,439,332

    87,000 CPI INTERNATIONAL                           1,367,640

   220,000 EFJ INC.                                    1,443,200

   142,700 GLOBECOMM SYSTEMS                           1,565,419

    44,400 ICT GROUP, INC.                             1,266,288

    63,000 OPTIUM CORPORATION                          1,505,070

   125,000 SMITH MICRO SOFTWARE INC.                   1,705,000

   150,000 SYMMETRICOM                                 1,281,000

     1,000 WITNESS SYSTEMS INC.                           22,640

   130,000 WPCS INTERNATIONAL                          1,332,500
                                                       ------------------

                                                      12,928,089
                                                       ------------------

           TRANSPORTATION:                     5.72%

    81,500 CELADON GROUP INC.                          1,368,385

   100,000 DRYSHIPS, INC.                              1,707,000

    45,400 K-SEA TRANSPORATION PARTNERS L.P.           1,690,696

   139,103 PROVIDENCE & WORCESTER RAILROAD CO.         2,642,957
                                                       ------------------

                                                       7,409,038
                                                       ------------------



           Total Securities                   97.79%   126,750,225

           Cash and Cash Equivalents           2.21%     2,869,177
                                             --------  ------------------
           TOTAL INVESTMENTS                 100.00%  $129,619,402
                                             ========  ==================

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

         A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a), exactly as set forth below:
Attached hereto.



                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Satuit Capital Management Trust
             -----------------------------



By:  /s/ Robert J. Sullivan
     -------------------------------------
     Robert J. Sullivan
     Principal Executive Officer



Date: 03-30-2007
      ------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By:  /s/ Robert J. Sullivan
     -------------------------------------
     Robert J. Sullivan
     Principal Executive Officer



Date: 03-30-2007
      ------------------------------------




By:  /s/ Robert J. Sullivan
     -------------------------------------
     Robert J. Sullivan
     Principal Financial Officer



Date: 03-30-2007
      ------------------------------------